LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Operating leases
2019	$ 463
2020	797
2021	604
2022	108
Total undiscounted lease payments	1,972
Less: Interest	(68)
Total operating lease liabilities	$ 1,904